As filed with the Securities and Exchange Commission on October 24, 2002	Registration No. 333-100207 Registration No. 811-09002
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4
Post-Effective Amendment No. 1 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Separate Account N of

ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)

20 Washington Avenue South, Minneapolis, Minnesota 55401

Depositor's Telephone Number, including Area Code: (612) 372-5597

Julie E. Rockmore, Counsel
ReliaStar Life Insurance Company
151 Farmington Avenue, Hartford, CT 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
60 days after filing pursuant to paragraph (b) of Rule 485
X	on October 25, 2002 pursuant to paragraph (b) of Rule 485

PARTS A AND B

The Profile, Prospectus and Statement of Additional Information each dated October 1, 2002, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 1 by reference to Registrant's filing under Rule 497(c), as filed on October 3, 2002 (File No. 333-100207).

Supplements dated October 25, 2002 to the Profile, Prospectus and Statement of Additional Information are included in Part A and B, respectively, of this Post-Effective Amendment.

SEPARATE ACCOUNT N

ReliaStar Life Insurance Company

ADVANTAGE CENTURYSM ANNUITY

Supplement Dated October 25, 2002 to
Profile and Prospectus dated October 1, 2002

The information in this supplement amends certain information contained in the Profile and Prospectus each dated October 1, 2002, and replaces the Texas 403(b) Supplements dated September 18, 2002 and October 1, 2002. You should read this supplement along with the Profile and Prospectus and the previously issued supplement dated October 1, 2002 (where applicable).

The following information applies to all Contracts.

Effective December 13, 2002, up to 45 investment options ("Funds") will be available under the Contract. All references to the number of investment options in the Profile and Prospectus are changed from 32 to 45.

Effective December 13, 2002, the following additional investment options may be available under the Contract:

ING Strategic Allocation Portfolios, Inc.	ING Variable Portfolios, Inc.	ING Partners, Inc.
ING VP Strategic Allocation Balanced Portfolio (Class R)	ING VP Index Plus LargeCap Portfolio (Class R)	ING American Century Small Cap Value Portfolio (Initial Class)*
ING VP Strategic Allocation Growth Portfolio (Class R)	ING VP Index Plus MidCap Portfolio (Class R)	ING Baron Small Cap Growth Portfolio (Initial Class)*
ING VP Strategic Allocation Income Portfolio (Class R)	ING VP Index Plus SmallCap Portfolio (Class R)	ING JPMorgan Mid Cap Value Portfolio (Initial Class)
ING MFS Global Growth Portfolio (Initial Class)
ING PIMCO Total Return Portfolio (Initial Class)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)
ING Van Kampen Comstock Portfolio (Initial Class)

* This Fund is not available in 403(b) annuity contracts issued in Texas on or after June 1, 2002 (Texas 403(b) Contracts)

Depending upon market conditions, you can make or lose money in any of these Funds. These investment options may be unavailable through certain contracts and plans, or in some states.

125081		October 2002

The table under item 5 of the Profile is supplemented as follows:

The following adds information about the Funds listed in this supplement to the Fund Expense table on pages iii and iv of the Profile.
				Examples: Total Annual Expenses at End of:
Portfolio	Total Annual Insurance Charges	Total Net Annual Portfolio Charges	Total Annual Charges Under Contract	1 Year Retail Series	10 Year Retail Series
ING VP Strategic Allocation Balanced Portfolio (Class R)	1.73%	0.70%	2.43%	$87	$276
ING VP Strategic Allocation Growth Portfolio (Class R)	1.73%	0.74%	2.47%	$88	$280
ING VP Strategic Allocation Income Portfolio (Class R)	1.73%	0.65%	2.38%	$87	$271
ING VP Index Plus LargeCap Portfolio (Class R)	1.73%	0.45%	2.18%	$85	$251
ING VP Index Plus MidCap Portfolio (Class R)	1.73%	0.55%	2.28%	$86	$261
ING VP Index Plus SmallCap Portfolio (Class R)	1.73%	0.60%	2.33%	$86	$266
ING American Century Small Cap Value Portfolio (Initial Class)*	1.73%	1.40%	3.13%	$94	$344
ING Baron Small Cap Growth Portfolio (Initial Class)*	1.73%	1.25%	2.98%	$93	$330
ING JPMorgan Mid Cap Value Portfolio (Initial Class)	1.73%	1.10%	2.83%	$91	$315
ING MFS Global Growth Portfolio (Initial Class)	1.73%	1.20%	2.93%	$92	$325
ING PIMCO Total Return Portfolio (Initial Class)	1.73%	0.85%	2.58%	$89	$291
ING T. Rowe Price Growth Equity Portfolio (Initial Class)	1.73%	0.75%	2.48%	$88	$281
ING Van Kampen Comstock Portfolio (Initial Class)	1.73%	0.95%	2.68%	$90	$301

*		This Fund is not available in Texas 403(b) Contracts issued on or after June 1, 2002.

The following adds information about the Funds listed in this supplement to item 8 on pages v and vi of the profile.

As of the date of this supplement none of the Funds listed is this supplement have been offered through Separate Account N. Therefore, no performance is presented for these Funds.

The following adds information about the Funds listed in this supplement to the fund expense table on pages 7 and 8 of the Prospectus.

Fund Name	Management (Advisory) Fees	Other Expenses	Total Fund Annual Expenses	Fees and Expenses Waived or Reimbursed	Total Net Fund Annual Expenses
ING VP Strategic Allocation Balanced Portfolio (Class R)(11)	0.60%	0.14%	0.74%	0.04%	0.70%
ING VP Strategic Allocation Growth Portfolio (Class R)(11)	0.60%	0.14%	0.74%	-	0.74%
ING VP Strategic Allocation Income Portfolio (Class R)(11)	0.60%	0.16%	0.76%	0.11%	0.65%
ING VP Index Plus LargeCap Portfolio (Class R)(11)	0.35%	0.10%	0.45%	-	0.45%
ING VP Index Plus MidCap Portfolio (Class R)(11)	0.40%	0.15%	0.55%	-	0.55%
ING VP Index Plus SmallCap Portfolio (Class R)(11)	0.40%	0.31%	0.71%	0.11%	0.60%
ING American Century Small Cap Value Portfolio (Initial Class)(12)(13)	1.00%	0.40%	1.40%	-	1.40%
ING Baron Small Cap Growth Portfolio (Initial Class)(12)(13)	0.85%	0.40%	1.25%	-	1.25%
ING JPMorgan Mid Cap Value Portfolio (Initial Class)(12)	0.75%	0.35%	1.10%	-	1.10%
2

Fund Name	Management (Advisory) Fees		Other Expenses	Total Fund Annual Expenses		Fees and Expenses Waived or Reimbursed	Total Net Fund Annual Expenses
ING MFS Global Growth Portfolio (Initial Class)(12)	0.60%	0.60%	1.20%		-	1.20%
ING PIMCO Total Return Portfolio (Initial Class)(12)	0.50%	0.35%	0.85%		-	0.85%
ING T. Rowe Price Growth Equity Portfolio (Initial Class)	0.60%	0.15%	0.75%		-	0.75%
ING Van Kampen Comstock Portfolio (Initial Class)(12)	0.60%	0.35%	0.95%		-	0.95%

(11)

ING Investments, LLC the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2002.

(12)		Other Expenses shown in the above table are based on estimated amounts for the current fiscal year.
(13)		This Fund is not available in Texas 403(b) Contracts issued on or after June 1, 2002.

The following hypothetical examples add expense information about the Funds listed in this supplement to the hypothetical examples on pages 10 and 11 of the Prospectus:

Hypothetical Examples:

Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if $1,000 is invested in a Sub-Account, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the Contract for the following fees: mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.15% annually, optional death benefit rider fee of 0.15% annually, and an annual contract charge of $30.00 (converted to a percentage of assets equal to 0.177%). The total annual fund expenses used are those shown in the column "Total Net Fund Annual Expenses" in the Fund Expense Table and assume that any applicable fee waivers or reimbursements described in the fund expense table will continue for the periods shown. See "Charges Made by the Company" for more information.

These examples are purely hypothetical.	Example A				Example B
They should not be considered a representation of past or future fees or expected returns. Actual fees and/or returns may be more or less than those shown in these examples.	If a full withdrawal of the Contract Value is made at the end of the time period, you would pay the following fees, including any applicable early withdrawal charge:				If the Contract is annuitized at the end of the applicable time period or if it is not surrendered, you would pay the following fees (no early withdrawal charge is reflected:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ING VP Strategic Allocation Balanced Portfolio (Class R)	$87	$120	$147	$276	$25	$76	$129	$276
ING VP Strategic Allocation Growth Portfolio (Class R)	$88	$121	$149	$280	$25	$77	$131	$280
ING VP Strategic Allocation Income Portfolio (Class R)	$87	$119	$145	$271	$24	$74	$127	$271
ING VP Index Plus LargeCap Portfolio (Class R)	$85	$113	$135	$251	$22	$68	$117	$251
ING VP Index Plus MidCap Portfolio (Initial (ClassR)	$86	$116	$140	$261	$23	$71	$122	$261
ING VP Index Plus SmallCap Portfolio (Class R)	$86	$117	$142	$266	$24	$73	$124	$266
ING American Century Small Cap Value Portfolio (Initial Class)*	$94	$141	$182	$344	$32	$96	$164	$344
ING Baron Small Cap Growth Portfolio Initial Class)*	$93	$137	$174	$330	$30	$92	$157	$330
3

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ING JPMorgan Mid Cap Value Portfolio (Initial Class)	$91	$132	$167	$315	$29	$88	$149	$315
ING MFS Global Growth Portfolio (Initial Class)	$92	$135	$172	$325	$30	$91	$154	$325
ING PIMCO Total Return Portfolio (Initial Class)	$89	$125	$155	$291	$26	$80	$137	$291
ING T. Rowe Price Growth Equity Portfolio (Initial Class)	$88	$122	$150	$281	$25	$77	$132	$281
ING Van Kampen Comstock Portfolio (Initial Class)	$90	$128	$160	$301	$27	$83	$142	$301

* This Fund is not available in Texas 403(b) Contracts issued on or after June 1, 2002.

Because the Funds listed in this supplement had not been available under Separate Account N or the Contracts, as of the date of this supplement, no Condensed Financial Information for the Sub-Accounts has been provided.

The following information applies to Texas 403(b) Contracts issued on or after June 1, 2002 only. Please note that the following Funds are not available under these Contracts: ING American Century Small Cap Value Portfolio (Initial Class), ING Baron Small Cap Growth Portfolio (Initial Class) AIM V.I. Dent Demographic Trends Fund (Series I) and the Neuberger Berman Advisers Management Trust Socially Responsive Portfolio.

Item 5 (Expenses) of the Profile is supplemented as follows:

For Retail Series Contracts issued as a TSA under Code Section 403(b) in the State of Texas on or after June 1, 2002, the withdrawal charge for each Purchase Payment is equal to a maximum of 8% in year 1 and reduces to 0% after year 6; however, 10 years after the original Issue Date, this charge will automatically be 0%.

The "Fee Table" section of the Prospectus is supplemented as follows:

FEES APPLICABLE TO 403(b) CONTRACTS ISSUED IN TEXAS
Summary of Contract Expenses
Contract Owner Transaction Expenses Sales Charge Imposed on Purchases					Not applicable
Maximum Withdrawal Charge Retail Series(a)					8%
Reallocation Charge(b)					$25
Dollar Cost Averaging Charge (c)					$25
Annual Contract Charge(d)					$30
Maximum Variable Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charges					1.25%
Optional Death Benefit Rider Fee					0.15%
Other Account Fees and Expenses (See "Administrative Charge")					0.15%
Total Maximum Variable Account Annual Expenses					1.55%

In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes, see "Premium and Other Taxes." See "Charges Made by the Company" and "Death Benefit Before the Start Date" for more information.

__________
(a)

The Withdrawal Charge for Retail Series Contracts applies to each Purchase Payment. The Withdrawal Charge is 8% in the Contract Year a Purchase Payment is received by the Company. It decreases to 0% beginning the sixth year after a Purchase Payment was received by the Company. There are certain situations when amounts may be withdrawn free of any Withdrawal Charge or the Withdrawal Charge may be reduced or waived. For more information on the Withdrawal Charge, see "Withdrawal Charge (Contingent Deferred Sales Charge)." The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25. For more information on the processing fee, see "Withdrawal Charge (Contingent Deferred Sales Charge)."

(b)

The Company does not currently impose a charge for transfers between the Subaccounts or to or from the Fixed Account. However, it reserves the right to assess a $25 charge on any transfer or to limit the number of transfers.

(c)			Although the Company does not currently charge for reallocations made under the dollar cost averaging program, it reserves the right to charge a fee not to exceed $25 for each reallocation.
(d)

The Company currently deducts an Annual Contract Charge of $30 from the Contract Value, but reserves the right to waive the charge when the Contract Value exceeds $25,000. We also reserve the right to waive this charge where the annual Purchase Payments, less any cumulative partial surrenders equal or exceed $5,000.

4
The "Charges made by the Company" section of the Prospectus is supplemented as follows:

FEES APPLICABLE TO 403(b) CONTRACTS ISSUED IN TEXAS
Early Withdrawal Charge.			(As a percentage of the amount withdrawn.)
Retail Series Contract Withdrawal Charge Percentage Table
Contract Year of Withdrawal Minus Contract Year of Purchase Payment	Withdrawal Charge as a Percentage of Each Purchase Payment
0	8%
1	7%
2	6%
3	5%
4	4%
5	2%
6 and later	0%
Ten years from the original Issue Date the withdrawal fee will go to zero regardless of the table above.

The following information applies to all Contracts.

The following information is added to Appendix B, Fund Descriptions, in the Prospectus:

Fund Name	Investment Adviser/ Subadviser		Investment Objective
ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Balanced Portfolio (Class R Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc. (Aeltus)

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding ten years and who have a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 60% equities and 40% fixed-income under neutral market conditions.

ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Growth Portfolio (Class R Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc. (Aeltus)

Seeks to provide capital appreciation. Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 80% equities and 20% fixed-income under neutral market conditions.

5

ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocaiton Income Portfolio (Class R Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc. (Aeltus)

Seeks to provide total return consistent with preservation of capital. Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding five years and who have a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 35% in equities, 55% fixed income, and 10% money market instruments under neutral market conditions.

ING Variable Portfolios, Inc. - ING VP Index Plus LargeCap Portfolio (Class R Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc. (Aeltus)

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk. Invests at least 80% of net assets in stocks included in the S&P 500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.

ING Variable Portfolios, Inc. - ING VP Index Plus MidCap Portfolio (Class R Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc. (Aeltus)

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk. Invests at least 80% of net assets in stocks included in the S&P 400. The S&P 400 is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.

ING Variable Portfolios, Inc. - ING VP Index Plus SmallCap Portfolio (Class R Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc. (Aeltus)

Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk. Invests at least 80% of net assets in stocks included in the S&P 600. The S&P 600 is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.

ING Partners, Inc. - ING American Century Small Cap Value Portfolio (Initial Class)*	ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) Subadviser: American Century Investment Management, Inc. (American Century)

Seeks long-term growth of capital; income is a secondary objective. Invests primarily (at least 80% of net assets under normal circumstances) in equity securities of smaller companies. The Portfolio's subadviser considers smaller companies to include those with a market capitalization no bigger than that of the largest company in the S&P Small Cap 600 Index or the Russell 2000 Index.

ING Partners, Inc. - ING Baron Small Cap Growth Portfolio (Initial Class)*	ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) Subadviser: BAMCO, Inc.

Seeks capital appreciation. Invests primarily in common stocks of smaller companies selected for capital appreciation potential. Invests primarily (at least 80% of net assets under normal circumstances) in small sized companies with market values under $1.5 billion measured at the time of purchase.

*	Not available in Texas 403(b) Contracts issued after on or after June 1, 2002.
6
ING Partners, Inc. - ING JPMorgan Mid Cap Value Portfolio (Initial Class)	ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) Subadviser: Robert Fleming Inc., a subsidiary of J.P. Morgan Chase & Co. (Fleming)

A nondiversified Portfolio that seeks growth from capital appreciation. Invests primarily (at least 80% of net assets under normal circumstances) in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that the subadviser believes to be undervalued.

ING Partners, Inc. - ING MFS Global Growth Portfolio (Initial Class)	ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) Subadviser: Massachusetts Financial Services Company

A nondiversified Portfolio that seeks capital appreciation. Invests primarily (at least 65% of net assets under normal circumstances) in securities of companies worldwide including common stocks and related equity securities such as preferred stock, convertible securities and depositary receipts.

ING Partners, Inc. - ING PIMCO Total Return Portfolio (Initial Class)	ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) Subadviser: Pacific Investment Management Company LLC (PIMCO)

Seeks maximum total return, consistent with capital preservation and prudent investment management. Invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. Invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

ING Partners, Inc. - ING T. Rowe Price Growth Equity Portfolio (Initial Class)	ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) Subadviser: T. Rowe Price Associates, Inc.

Seeks long-term capital growth, and secondarily, increasing dividend income. Invests primarily (at least 80% of net assets under normal circumstances) in common stocks. Concentrates its investments in growth companies. Investments in foreign securities are limited to 30% of total assets.

ING Partners, Inc. - ING Van Kampen Comstock Portfolio (Initial Class)	ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) Subadviser: Morgan Stanley Investment Management Inc. d/b/a Van Kampen

Seeks capital growth and income. Invests in a portfolio of equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks consisting principally of common stocks.

125081	7	October 2002
SEPARATE ACCOUNT N

RELIASTAR LIFE INSURANCE COMPANY

ADVANTAGE CENTURYSM ANNUITY

Supplement Dated October 25, 2002 to Statement of Additional Information dated October 1, 2002

The information in this supplement updates and amends certain information in the Statement of Additional Information ("Statement") dated October 1, 2001 and replaces the Texas 403(b) supplement dated October 1, 2002. You should read this supplement along with the Statement.

The following information is effective December 13, 2002.

1.		The following supplements the list of investment funds after the third paragraph in the section entitled "Introduction" on page 2 of the Statement.

-

the ING VP Strategic Allocation Balanced Portfolio (Class R), ING VP Strategic Allocation Growth Portfolio (Class R) and ING VP Strategic Allocation Income Portfolio (Class R) which are managed by ING Investments, LLC and subsdvised by Aeltus Investment Management, Inc.;

-

the ING VP Index Plus LargeCap Portfolio (Class R), ING VP Index Plus MidCap Portfolio (Class R) and ING VP Index Plus SmallCap Portfolio (Class R) which are managed by ING Investments, LLC and subadvised by Aeltus Investment Management, Inc.;

-

the following funds are managed by ING Life Insurance and Annuity company: ING American Century Small Cap Value Portfolio (Initial Class)* is subadvised by American Century Investment Management, Inc., ING Baron Small Cap Growth Portfolio (Initial Class)* is subadvised by BAMCO, Inc., ING JPMorgan Mid Cap Value Portfolio (Initial Class) is subadvised by Robert Fleming Inc., a subsidiary of J.P. Morgan Chase & Co., ING MFS Global Growth Portfolio (Initial Class) is subadvised by Massachusetts Financial Services Company, ING PIMCO Total Return Portfolio (Initial Class) is subadvised by Pacific Investment Management Company LLC, ING T. Rowe Price Growth Equity Portfolio (Initial Class) is subadvised by T. Rowe Price Associates, Inc. and ING Van Kampen Comstock Portfolio (Initial Class) is subadvised by Morgan Stanley Investment Management Inc. d/b/a Van Kampen;

*

This Fund is not available in 403(b) annuity contracts issued in Texas on or after June 1, 2002 (Texas 403(b) Contracts). In addition, the AIM V.I. Dent Demographic Trends Fund (Series I) and the Neuberger Berman Advisers Management Trust Socially Responsive Portfolio listed in the prospectus is not available to Texas 403(b) Contracts on or after June 1, 2002.

2.		The following adds information about the Funds listed in item 1 of this supplement to Average Annual Total Returns in the section entitled "Calculation of Yields and Total Returns."

As of the date of this supplement none of the Funds listed in item 1 above have been offered through Separate Account N. Therefore, standardized average annual total returns are not presented for these Funds.

The table below reflects the average annual non-standardized total return quotation figures for the periods ended December 31, 2001 for the Funds listed in item 1 above. The non-standardized returns use the actual returns of the Fund from the date of inception of the Fund portfolio, adjusted to reflect the deduction of all recurring charges under the contracts during each period (1.25% mortality and expense risk charges, 0.15% administrative charge, and a $30 annual contract charge). These charges will be deducted on a pro-rata basis in the case of fractional periods. The annual contract charge is converted to a percentage of assets based on the average account size under the contracts described in the prospectus.

October 2002

The non-standardized returns shown below will not reflect the deduction of any applicable early withdrawal charge. The deduction of the early withdrawal charge would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account.

Non-Standardized Total Returns

Subaccount	For the 1-Year Period Ended 12/31/01	For the 5-Year Period Ended 12/31/01	For the 10-Year Period Ended 12/31/01	For the Period from Date of Inception of Portfolio to 12/31/01
ING VP Strategic Allocation Balanced Portfolio (Class R) (Portfolio Inception: 07/05/1995)	(8.47%)	3.45%		6.48%
ING VP Strategic Allocation Growth Portfolio (Class R) (Portfolio Inception: 07/05/1995)	(12.96%)	3.04%		6.985
ING VP Strategic Allocation Income Portfolio (Class R) (Portfolio Inception: 07/05/1995)	(3.91%)	4.40%		6.435
ING VP Index PlusLargeCap Portfolio (Class R) (Portfolio Inception: 09/16/1996)	(15.01%)	9.65%		10.92%
ING VP Index Plus MidCap (Class R) (Portfolio Inception: 12/16/1997)	(2.88%)			13.28%
ING VP Index Plus SmallCap (Class R) (Portfolio Inception: 12/19/1997)	0.80%			4.69%
ING T. Rowe Price Growth Equity Portfolio (Initial Class) (Portfolio Inception: 11/28/1997)	(11.65%)			7.43%

As of December 31, 2001, ING American Century Small Cap Value Portfolio (Initial Class)*; ING Baron Small Cap Growth Portfolio (Initial Class)*; ING JPMorgan Mid Cap Value Portfolio (Initial Class); ING MFS Global Growth Portfolio (Initial Class); ING PIMCO Total Return Portfolio (Initial Class); and ING Van Kampen Comstock Portfolio (Initial Class) had not yet commenced operations. Therefore, non-standardized total return quotations are not presented for these Funds.

*

This Fund is not available in 403(b) annuity contracts issued in Texas on or after June 1, 2002 (Texas 403(b) Contracts). In addition, the AIM V.I. Dent Demographic Trends Fund (Series I) and the Neuberger Berman Advisers Management Trust Socially Responsive Portfolio listed in the prospectus is not available to Texas 403(b) Contracts on or after June 1, 2002.

		October 2002
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Part A:
Performance Information and Condensed Financial Information
(2)	Incorporated by reference in Part B:
Financial Statements of Separate Account N (formerly known as Separate Account One):
-		Statements of Assets and Liabilities as of December 31, 2001
-		Statements of Operations for the year ended December 31, 2001
-		Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000
-		Notes to Financial Statements
-		Independent Auditors' Report
Financial Statements of the Depositor:
-		Report of Independent Auditors
-		Balance Sheets - Statutory Basis as of December 31, 2001 and 2000
-		Statements of Operations - Statutory Basis for the years ended December 31, 2001 and 2000
-		Statements of Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2001 and 2000
-		Statements of Cash Flows - Statutory Basis for the years ended December 31, 2001 and 2000
-		Notes to Financial Statements - Statutory Basis
(b)	Exhibits
	(1)	Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company ("Depositor") Authorizing the Establishment of Separate Account One ("Registrant")(1)
	(2)	Not applicable
	(3.1)	Distribution and Administrative Services Agreement between Washington Square Securities, Inc. and Depositor(1)
	(3.2)	Selling Group (or Distribution) Agreement between Washington Square Securities, Inc. and Selling Group Members(1)
	(3.3)	Amended Broker/Dealer Variable Annuity Compensation Schedule(2)
	(4.1)	Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract(1)
	(4.2)	Flexible Premium Individual Deferred Retirement Annuity Contract(1)
	(4.3)	ERISA Endorsement(3)
	(4.4)	TSA Endorsement(4)
	(4.5)	Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No. 13000 (FL) 2-95 in Florida(5)
	(4.6)	Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form No. 13000 (FL-PBC) 2-95 in Florida(5)
	(4.7)	Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity Contract)(1)
	(4.8)	Roth IRA Endorsement(1)
	(4.9)	Fixed Account C Endorsement(6)
	(4.10)	Waiver Endorsement(7)
	(4.11)	Endorsement(7)
	(4.12)	Flexible Premium Individual Deferred Annuity Contract (Retail Series - TSA) (13076 7-99)(8)
	(4.13)	Individual Deferred Retirement Annuity Contract (Retail Series - IRA/Non-Qualified) (13077 7-99)(8)
	(4.14)	One Year Step Up Death Benefit Endorsement (13084 7-99)(8)
	(4.15)	Internal Revenue Code Section 457 Endorsement (13086 8-99)(8)
	(4.16)	Endorsement 40001 06-02 for use with Contract Form No. 13076(TX) 7-99(9)
	(4.17)	Form of ReliaStar Endorsement (merger)
	(5.1)	Contract Application Form (Retail Series, Plus Series and RIA Series)(2)
	(6.1)	Amended Articles of Incorporation of Depositor(10)
	(6.2)	Amended Bylaws of Depositor(10)
	(7)	Not applicable
	(8.1)	Participation Agreement dated as of March 27, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc. and Northern Life Insurance Company(8)
(8.2)

Administrative Service Agreement dated as of March 27, 2000 between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and AIM Advisors, Inc.(8)

	(8.3)	Participation Agreement dated as of June 30, 1995 by and among The Alger American Fund, Northern Life Insurance Company and Fred Alger and Company(1)
	(8.4)	Service Agreement dated as of August 8, 1997 by and between Fred Alger Management, Inc. and Northern Life Insurance Company(5)
	(8.5)	Participation Agreement dated January 1, 1995 among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company(1)
(8.6)

Amendment dated as of July 24, 1997 to Participation Agreement among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company dated as of January 1, 1995(5)

	(8.7)	Participation Agreement dated January 1, 1995 among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company(1)
(8.8)

Amendment dated as of July 24, 1997 to Participation Agreement dated as of January 1, 1995 among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company(5)

	(8.9)	Participation Agreement dated as of January 1, 1999 among Fidelity Variable Insurance Products Fund III, Fidelity Distributors Corporation and Northern Life Insurance Company(8)
	(8.10)	Service Agreement and Contract dated January 1, 1997 between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Fidelity Distributors Corporation(8)
(8.11)

Participation Agreement dated December 6, 2001, among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life Insurance and Annuity Company and Aetna Investment Services, LLC

(8.12)

Amendment dated as of March 26, 2002 to Participation Agreement dated as of December 6, 2001 among Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance and Annuity Company

(8.13)

Amendment dated as of October 1, 2002 to Participation Agreement dated as of December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company

	(8.14)	Service Agreement and Contract dated December 6, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company, and ING Partners, Inc.
	(8.15)	Fund Participation Agreement dated August 8, 1997 by and between the Janus Aspen Series and Northern Life Insurance Company(5)
	(8.16)	Service Agreement dated August 8, 1997 by and between Janus Capital Corporation and Northern Life Insurance Company(5)
(8.17)

Fund Participation Agreement dated August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(5)

(8.18)

Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(7)

(8.19)

Addendum dated as of May 1, 2000 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(8)

	(8.20)	Service Agreement effective August 8, 1997 by and between Neuberger Berman Management Inc. and Northern Life Insurance Company(5)
	(8.21)	Participation Agreement dated August 8, 1997 by and among OCC Accumulation Trust, Northern Life Insurance Company and OCC Distributors(5)
	(8.22)	Service Agreement dated as of August 8, 1997 by and between OpCap Advisors and Northern Life Insurance Company(5)
	(8.23)	Participation Agreement dated as of May 1, 2001 between Pilgrim Variable Products Trust, Northern Life Insurance Company and ING Pilgrim Securities, Inc.(11)
	(9)	Consent and Opinion of Counsel
	(10)	Consent of Ernst & Young LLP, Independent Auditors
	(11)	No Financial Statements are omitted from Item 23
	(12)	Not applicable
	(13)	Schedule of Computation of Performance Data(7)
	(14)	Powers of Attorney(12)
1.	Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 20, 1998.
2.	Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed November 5, 1999.
3.	Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 23, 1996.
4.	Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 28, 1997.
5.	Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed July 29, 1997.
6.	Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed December 23, 1998.
7.	Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 23, 1999.
8.	Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 25, 2001.
9.	Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement File No. 333-83772, filed July 30, 2002.
10.	Incorporated by reference to Form S-6 Registration Statement of Select Life Variable Account File No. 333-18517, filed December 23, 1996.
11.	Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 26, 2002.
12.	Incorporated by reference to the Registrant's N-4 Registration Statement, File No. 333-100207, filed October 1, 2002.

Item 25. Directors and Principal Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Keith Gubbay [1]	Director and President
Chris Duane Schreier[1]	Director, Senior Vice President and Chief Financial Officer
James Roderick Gelder[2]	CEO US Life Group
Theresa Avelline Wurst[2]	Executive Vice President and Assistant Secretary
Michael John Dubes[2]	Executive Vice President, US Life Group
Boyd George Combs[1]	Senior Vice President
Robert William Crispin[1]	Senior Vice President
Thomas J. McInerney[4]	Director
P. Randall Lowery[1]	Director
Mark Alan Tullis[1]	Director
David Scott Pendergrass[1]	Vice President and Treasurer
Timothy M. Carter[5]	Vice President
Anne Walling Dowdle[5]	Vice President
Ronald Emil Falkner[4]	Vice President
Joel Andrew Fink 8585 Stemmons Frwy. Dallas, TX 75247	Vice President
Thomas John Gibb[6]	Vice President
Arthur William Hultgren[2]	Vice President
Michael John Knipper[1]	Vice President
Patrick Ryan Lewis[7]	Vice President
Richard William McNeill[7]	Vice President
Donna Telkamp Mosely[5]	Vice President
Brian John Murphy[8]	Vice President
Curtis Warren Olson[5]	Vice President
Jeffrey William Seel[1]	Vice President
Fred Cooper Smith[1]	Vice President
Carol Sandra Stern[6]	Vice President
Laurie M. Tillinghast[4]	Vice President
John Hamilton Potter Wheat 12100 SW Tualatin Road Tualatin, OR 97062	Vice President
David Paul Wilken[7]	Vice President
Kevin James Paulson[5]	Vice President and Assistant Secretary
Gerald Martin Sherman[2]	Vice President and Associate General Counsel
Arnold Arthur Dicke, III[3]	Vice President and Chief Actuary
Kathy Anderson[1]	Vice President, Business Operations
Stephen Ross Pryde[3]	Vice President, Business Operations
Michael Anthony Lillie[3]	Vice President, Sales and Marketing
Paula Cludray-Engelke[2]	Secretary
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1.	The principal business address of these directors and officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327-4390.
2.	The principal business address of these directors and officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
3.	The principal business address of these officers is 1290 Broadway, Denver, CO 80203.
4.	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, CT 06156.
5.	The principal business address of these officers is 100 Washington Square, Minneapolis, Minnesota 55401.
6.	The principal business address of these officers is 4601 Fairfax Drive, Arlington, Virginia 22203.
7.	The principal business address of these officers is 111 Washington Avenue South, Minneapolis, Minnesota 55401.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
Incorporated herein by reference to Exhibit 99-B.16 to Registration Statement on Form N-4 (File No. 333-85326), as filed on April 1, 2002 for ReliaStar Life Insurance Company of New York.
Item 27. Number of Contract Owners
As of August 31, 2002, there were 60,065 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.
Item 28. Indemnification

Reference is hereby made to Section 5.01 of Depositor's Bylaws, incorporated by reference to this registration statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others under certain conditions.

Section 4.01 of the Bylaws of Washington Square Securities, Inc. ("WSSI"), the principal underwriter of the Contracts, mandates indemnification by WSSI of its directors, officers, employees or agents under certain conditions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or WSSI, pursuant to the foregoing provisions or otherwise, Depositor and WSSI have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or WSSI in the successful defense or any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or WSSI in connection with the securities being registered, Depositor or WSSI, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor and WSSI.

Item 29. Principal Underwriter
(a)	Washington Square Securities, Inc. (WSSI) is the distributor and principal underwriter of the Contracts. WSSI also acts as the principal distributor and underwriter of:
-

variable annuity contracts issued by ReliaStar Life Insurance Company of New York ("RLNY") through the ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II, a separate account of RLNY registered as a unit investment trust under the Investment Company Act of 1940.

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Michael J. Dubes[1]	Director, Executive Vice President and Vice Chairman
Miles Z. Gordon[2]	Director
Marc Lieberman[3]	Director, Chairman and Chief Executive
John Simmers[2]	Director
Paula Cludray-Engelke[4]	Secretary
Barbara S. Stewart[5]	President
Gene Grayson[5]	Executive Vice President
Karen Becker-Gemmill[5]	Senior Vice President and Chief Marketing Officer
Boyd George Combs[6]	Senior Vice President, Tax
David A. Sheridan[7]	Vice President
Kenneth Severud[5]	Vice President and Chief Operating Officer
Thad Ingersoll[1]	Assistant Vice President
Tom K. Rippberger[3]	Assistant Vice President
Daniel S. Kuntz[4]	Assistant Vice President, Treasurer and Chief Financial Officer
Allissa Archer Obler[1]	Assistant Secretary
Loralee A. Renelt[1]	Assistant Secretary
Rebecca A. Schoff[1]	Assistant Secretary
Glenn Allan Black[4]	Tax Officer
Joseph J. Elmy[6]	Tax Officer
G. Michael Fell[4]	Tax Officer
James Taylor[4]	Tax Officer
William Zolkowski[4]	Tax Officer
1	The principal business address of this director and these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
2	The principal business address of these directors is 2780 Skypark Dr., Suite 300, Torrance, CA 90505.
3	The principal business address of this director and this officer is 111 Washington Avenue South, Minneapolis, Minnesota 55401-2106.
4	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327-4390.
5	The principal business address of these officers is 20 Security Drive, Avon, Connecticut 06001.
6	The principal business address of these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
(c)	Compensation from January 1, 2001 to December 31, 2001:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter*	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation**

Washington Square Securities, Inc.				$5,805,006
*	Includes gross concessions associated with the distribution of all products issued by Separate Account N of ReliaStar Life Insurance Company.
Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company 20 Washington Avenue South Minneapolis, Minnesota 55401
Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e)

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)

The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-100207) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 24th day of October, 2002.

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)
By:	Keith Gubbay*
Keith Gubbay President (principal executive officer)
As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

Keith Gubbay *	Director and President )
Keith Gubbay	(principal executive officer) )
)
Thomas J. McInerney*	Director )	October
Thomas J. McInerney	)	24, 2002
)
Randy Lowery*	Director )
P. Randall Lowery	)
)
Mark A. Tullis *	Director )
Mark A. Tullis	)
)
Chris Duane Schreier*	Director, Senior Vice President and Chief Financial Officer )
Chris Duane Schreier	(principal financial officer and principal accounting officer) )

By:	/s/ Michael A. Pignatella
Michael A. Pignatella *Attorney-in-Fact
SEPARATE ACCOUNT N Exhibit Index
Exhibit No.	Exhibit

99-B.4.17	ReliaStar Endorsement (merger)

99-B.8.11

Participation Agreement dated December 6, 2001, among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life Insurance and Annuity Company and Aetna Investment Services, LLC

99-B.8.12

Amendment dated as of March 26, 2002 to Participation Agreement dated as of December 6, 2001 among Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance and Annuity Company

99-B.8.13

Amendment dated as of October 1, 2002 to Participation Agreement dated as of December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company

99-B.8.14	Service Agreement and Contract dated December 6, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company, and ING Partners, Inc.

99-B.9	Consent and Opinion of Counsel

99-B.10	Consent of Ernst & Young LLP, Independent Auditors